Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) per Share

Note 18 — Net Income (Loss) per Share

Basic and diluted net income (loss) per share for the years ended December 31, 2021 and 2020 consisted of the following (in thousands, except for per share amounts):

	December 31, 2021	December 31, 2020
Numerator:
Net income (loss)	$23,401	$(16,667)
Denominator:
Basic
Weighted average common shares outstanding — basic	105,568	72,027
Basic net income (loss) per share	$0.22	$(0.23)
Diluted
Weighted average common shares outstanding from above	105,568	72,027
Add: dilutive effect of options	2,189	—
Add: dilutive effect of RSUs	29	—
Weighted average common shares outstanding	107,786	72,027
Diluted net income (loss) per share	$0.22	$(0.23)

Potential weighted average shares that were excluded from the computation of diluted net income (loss) per share because their effect was anti-dilutive in December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Contingent earn-out shares	5,984	—
Common stock public and private warrants	6,863	—